Borrowings - Reconciliation of movements of liabilities to cash flows arising from financing activities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Innovation credit
Disclosure of detailed information about borrowings [line items]
Liabilities arising from financing activities, beginning of the period	€ 4,292	€ 4,943
Repayment		(1,008)
Interest expense	290	357
Liabilities arising from financing activities, end of the period	4,582	4,292
Convertible loans
Disclosure of detailed information about borrowings [line items]
Liabilities arising from financing activities, beginning of the period		1,828
Interest expense		38
Effect of waived loan agreements		(1,866)
Lease liability
Disclosure of detailed information about borrowings [line items]
Liabilities arising from financing activities, beginning of the period	15,442	15,200
Repayment	(1,582)	(1,621)
Effect of lease amendments	(1,226)	1,863
Liabilities arising from financing activities, end of the period	€ 12,634	€ 15,442